Intangible assets - Changes in intangible assets balances (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	R$ 942.6
Intangible assets and goodwill at end of period	961.0
TudoAzul S.A.
Changes in intangible assets balances
Goodwill	753.5
Goodwill
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	753.5
Intangible assets and goodwill at end of period	753.5
Airport operating licenses
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	82.2
Intangible assets and goodwill at end of period	82.2
Software
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	106.9
Intangible assets and goodwill at end of period	125.3
Gross carrying amount
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	1,037.3
Acquisitions	56.1
Disposals/Written-off	(0.5)
Intangible assets and goodwill at end of period	1,092.9
Gross carrying amount | Goodwill
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	753.5
Intangible assets and goodwill at end of period	753.5
Gross carrying amount | Airport operating licenses
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	82.2
Intangible assets and goodwill at end of period	82.2
Gross carrying amount | Software
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	201.6
Acquisitions	56.1
Disposals/Written-off	(0.5)
Intangible assets and goodwill at end of period	257.2
Accumulated amortization
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	(94.7)
Amortization for the year	(37.2)
Intangible assets and goodwill at end of period	(131.9)
Accumulated amortization | Software
Changes in intangible assets balances
Intangible assets and goodwill at beginning of period	(94.7)
Amortization for the year	(37.2)
Intangible assets and goodwill at end of period	R$ (131.9)